Deferred Acquisition Costs ("DAC"), Value Of Business Acquired ("VOBA") And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets by Major Class [Line Items]
Cumulative effect adjustment - ASU 2010-26	$ 11.0
Intangible assets, accumulated amortization		30.6	23.0
Value Of Business Acquired [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Intangible assets, accumulated amortization		$ 62.4	$ 60.4